BBB Foods Inc. separate condensed financial information	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
BBB Foods Inc. separate condensed financial information

Note 22 - BBB Foods Inc. separate condensed financial information

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X-5-04 and 12-04 and concluded that it was applicable for the Company to disclose the financial information for the parent company only. The subsidiaries did not pay any dividend to the Company for the years presented. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments as of December 31, 2023.

Condensed Statements of Financial Position of BBB Foods Inc.

		December 31,
	2023		2022
Assets
Current assets:
Cash	Ps.	14,988	Ps.	17,364
Accounts receivables from related parties		441		505
Total current assets	Ps.	15,429	Ps.	17,869
Non-current assets:
Investments in subsidiaries		173,574		34,737
Total non-current assets	Ps.	173,574	Ps.	34,737
Total assets	Ps.	189,003	Ps.	52,606

Liabilities and Stockholders’ Equity
Current liabilities:
Bonus payable to related parties (Note 13)		43,161		—
Total current liabilities	Ps.	43,161	Ps.	—
Non-Current liabilities:
Debt with related parties (Note 13)		4,340,452		4,276,058
Bonus payable to related parties (Note 13)		0		44,528
Long-term debt (Note 14)		449,716		445,281
Total non-current liabilities	Ps.	4,790,168	Ps.	4,765,867
Total liabilities	Ps.	4,833,329	Ps.	4,765,867
Stockholders’ equity (Note 16):
Capital stock		471,282		471,282
Reserve for share-based payments		851,700		467,135
Cumulative losses		(5,967,308)		(5,651,678)
Total stockholders’ equity	Ps.	(4,644,326)	Ps.	(4,713,261)
Total liabilities and stockholders’ equity	Ps.	189,003	Ps.	52,606

Condensed Statements of Profit or Loss of BBB Foods Inc.

	For the year ended December 31,
	2023		2022		2021
Equity method in investments in subsidiaries	Ps.	(245,727)	Ps.	(211,515)	Ps.	(149,294)
Administrative expenses		(433)		(144)		(4,681)
Operating loss		(246,160)		(211,659)		(153,975)

Financial income		262		697		144
Financial costs		(708,538)		(619,052)		(540,488)
Exchange rate fluctuation		638,806		264,902		(122,354)
Financial costs – net		(69,470)		(353,453)		(662,698)
Loss before income tax		(315,630)		(565,110)		(816,674)
Income tax expense		—		—		—
Net loss for the year	Ps.	(315,630)	Ps.	(565,110)	Ps.	(816,674)

Condensed Statements of Cash Flows of BBB Foods Inc.

	For the year ended December 31,
	2023		2022		2021
Operating activities
Loss before income tax	Ps.	(315,630)	Ps.	(565,110)	Ps.	(816,674)
Adjustments for:
Equity method in investments in subsidiaries		245,727		211,515		149,294
Interest expense on Promissory Notes		619,779		615,592		537,411
Costs of modification of Promissory Notes		84,236		—		—
Interest on bonus payable to related parties		4,524		3,460		3,076
Exchange fluctuation		(641,076)		(285,990)		125,221
		(2,440)		(20,533)		(1,672)

Decrease in other current assets		64		32		(17)
Bonus payable to related parties		—		11,787		4,188
Net cash flows provided by operating activities		(2,376)		(8,714)		2,499

Investing activities
Capital contributions to Investment in subsidiaries		—		(135,900)		(3,184)
Net cash flows used in investing activities		—		(135,900)		(3,184)

Financing activities
Proceeds from borrowings		—		—		149,411
Net cash flows used in financing activities		—		—		149,411

Net (decrease) increase in cash and cash equivalents		2,376		(144,614)		148,726
Net foreign exchange difference		—		—		—
Cash and cash equivalents at beginning of year		17,364		161,978		13,252
Cash and cash equivalents at end of year	Ps.	14,988	Ps.	17,364	Ps.	161,978

Basis of presentation

BBB Foods Inc.’s material accounting policies are the same as the Company´s material accounting policies, except for the investments in subsidiaries.

BBB Foods Inc. values its investment in subsidiaries through the equity method, where the investments are initially recognized at cost and adjusted thereafter to recognize its share of the post-acquisition profits or losses of the subsidiary in profit or loss. Dividends received or receivable from subsidiaries, if any, are recognized as a reduction in the carrying amount of the subsidiary.

Where the BBB Foods Inc. share of losses in accounting the equity method in its subsidiaries equals or exceeds its interest in the subsidiary, it does not recognize further losses, unless it has incurred obligations or made payments on behalf of the subsidiary.